Legal proceedings update (Details) - Legal proceedings provision [member] - Southern District of New York (S.D.N.Y.) marketing practices investigation and litigation [member] - USD ($) $ in Billions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Disclosure of other provisions [line items]
Product liability, government investigations, other legal matters provisions, additions	$ 0.7
Product liability, government investigations, other legal matters provisions, estimation could exceed		$ 1.0